Supplement to the
Fidelity® International Real Estate Fund
Class A, Class M, Class C and Class I
September 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee has been removed.

Effective October 1, 2017, the following replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 29 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Effective October 1, 2017, the following supplements information found in the “Fund Services” section under the “Fund Distribution” heading.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Effective October 1, 2017, the following supplements information found in the “Appendix” section.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Merrill Lynch

Effective October 1, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch:
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B, and C Shares available at Merrill Lynch:
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch:
Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

AIRE-17-06 1.855555.121	November 17, 2017

Supplement to the
Fidelity® International Real Estate Fund
September 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee has been removed.

IRE-17-01 1.808406.118	November 17, 2017

Supplement to the
Fidelity® Select Portfolios®
Energy Sector
April 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee for Energy Service Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Natural Gas Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Natural Resources Portfolio has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy, to modify each fund’s fundamental concentration policy, and to change Natural Resources Portfolio from diversified to non-diversified. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for each Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

The following information replaces similar information for Natural Gas Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Ted Davis (lead portfolio manager) has managed the fund since September 2012.

Ben Shuleva (co-manager) has managed the fund since October 2017.

The following information replaces similar information for Natural Resources Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Dowd (lead portfolio manager) has managed the fund since May 2006.

Nathan Strik (co-manager) has managed the fund since October 2017.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Ted Davis is lead portfolio manager of Natural Gas Portfolio, which he has managed since September 2012. Prior to joining Fidelity Investments in 2012 as a portfolio manager, Mr. Davis worked as a global commodity sector leader, senior research analyst, research associate, and associate portfolio manager for AllianceBernstein from 1998 to 2012.

John Dowd is portfolio manager of Energy Portfolio and lead portfolio manager of Natural Resources Portfolio, which he has managed since July 2006 and May 2006, respectively. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Dowd has worked as a research analyst and portfolio manager.

Ben Shuleva is portfolio manager of Energy Service Portfolio and co-manager of Natural Gas Portfolio, which he has managed since August 2013 and October 2017, respectively. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.

Nathan Strik is co-manager of Natural Resources Portfolio, which he has managed since October 2017. Since joining Fidelity Investments in 2002, Mr. Strik has worked as a research analyst and portfolio manager.

SELNR-17-04 1.913321.117	November 17, 2017

Supplement to the
Fidelity® Select Portfolios®
Health Care Sector
April 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee for Health Care Services Portfolio has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy and to modify each fund’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for each of Biotechnology Portfolio’s, Health Care Portfolio’s, Health Care Services Portfolio’s, Medical Equipment and Systems Portfolio’s, and Pharmaceuticals Portfolio’s will be modified to tie to certain specific industries. If shareholders of Medical Equipment and Systems Portfolio approve this proposal, the fund will (i) change its name to Medical Technology and Devices Portfolio, (ii) expand its 80% policy to include companies engaged in life sciences and health care technology, and (iii) change its supplemental benchmark index to the MSCI U.S. IMI Health Care Technology and Devices 25/50 Index to provide a more meaningful measure of the fund’s broader investment focus. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELHC-17-05 1.918629.116	November 17, 2017

Supplement to the
Fidelity® Select Portfolios®
Industrials Sector
April 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee for Air Transportation Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Environment & Alternative Energy Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Industrial Equipment Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Transportation Portfolio has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy and to modify Air Transportation Portfolio’s, Defense and Aerospace Portfolio’s, Industrial Equipment Portfolio’s, and Transportation Portfolio’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for each of Air Transportation Portfolio, Defense and Aerospace Portfolio, Industrial Equipment Portfolio, and Transportation Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Proposed Reorganization. The Board of Trustees of Fidelity Select Portfolios has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Industrial Equipment Portfolio and Industrials Portfolio pursuant to which Industrial Equipment Portfolio would be reorganized on a tax-free basis with and into Industrials Portfolio.

The Agreement provides for the transfer of all of the assets of Industrial Equipment Portfolio in exchange for shares of Industrials Portfolio equal in value to the net assets of Industrial Equipment Portfolio and the assumption by Industrials Portfolio of all of the liabilities of Industrial Equipment Portfolio. After the exchange, Industrial Equipment Portfolio will distribute the Industrials Portfolio shares to its shareholders pro rata, in liquidation of Industrial Equipment Portfolio. As a result, shareholders of Industrial Equipment Portfolio will become shareholders of Industrials Portfolio (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Industrial Equipment Portfolio is expected to be held during the fourth quarter of 2017 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Industrial Equipment Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied the Reorganization is expected to take place on or about January 26, 2018. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Industrials Portfolio, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

SELCI-17-03 1.911519.122	November 17, 2017

Supplement to the
Fidelity® Select Portfolios®
Telecommunications Services Sector
April 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee for Wireless Portfolio has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy and to modify Telecommunications Portfolio’s and Wireless Portfolio’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for each of Telecommunications Portfolio and Wireless Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

SELTS-17-04 1.918618.117	November 17, 2017

Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy and to modify Automotive Portfolio’s, Leisure Portfolio’s, Multimedia Portfolio’s and Retailing Portfolio’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, the fundamental concentration policy for each of Automotive Portfolio, Leisure Portfolio, Multimedia Portfolio and Retailing Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Effective December 18, 2017, the redemption fee for Automotive Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Construction and Housing Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Leisure Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Multimedia Portfolio has been removed.

Peter Dixon no longer serves as portfolio manager of Consumer Discretionary Portfolio.

The following information replaces similar information for Consumer Discretionary Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Katherine Shaw (portfolio manager) has managed the fund since August 2017.

The following information replaces similar information for Leisure Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Katherine Shaw (co-manager) has managed the fund since August 2013.

Becky Painter (co-manager) has managed the fund since August 2017.

The following information replaces the biographical information for Peter Dixon found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Katherine Shaw is portfolio manager of Consumer Discretionary Portfolio, which she has managed since August 2017. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Katherine Shaw found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Katherine Shaw is co-manager of Leisure Portfolio, which she has managed since August 2013. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Shaw has worked as a research analyst and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Becky Painter is co-manager of Leisure Portfolio, which she has managed since August 2017. Ms. Painter joined Fidelity in 2013 after completing her education the prior year. Since joining Fidelity Investments, Ms. Painter has worked as an equity research analyst, associate, and portfolio manager. Ms. Painter also worked as in intern for Fidelity Investments in the summer of 2012.

SELCON-17-05 1.913699.123	November 17, 2017

Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy, to modify Brokerage and Investment Management Portfolio’s, Financial Services Portfolio’s, and Insurance Portfolio’s fundamental concentration policy, and to change Banking Portfolio and Financial Services Portfolio from diversified to non-diversified. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name and Brokerage and Investment Management Portfolio will expand its 80% policy to include companies involved in providing data and decision support tools to the capital markets industry. In addition, the fundamental concentration policy for each of Brokerage and Investment Management Portfolio, Financial Services Portfolio and Insurance Portfolio will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Effective December 18, 2017, the redemption fee for Banking Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Brokerage and Investment Management Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Consumer Finance Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Insurance Portfolio has been removed.

SELFIN-17-03 1.916419.124	November 17, 2017

Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2017
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy and to modify Computers Portfolio’s, Semiconductors Portfolio’s, Software and IT Services Portfolio’s, and Technology Portfolio’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the fourth quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specific activities suggested by its name. In addition, if shareholders of Semiconductors Portfolio approve the fundamental “invests primarily” policy, the 80% policy for Semiconductors Portfolio will be modified to better reflect the fund’s investment focus on manufacturers of semiconductors and related products and of semiconductor equipment. Also, for each of Computers Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, and Technology Portfolio the fundamental concentration policy will be modified to tie to certain specific industries. If approved, the changes will take effect on January 1, 2018 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Effective December 18, 2017, the redemption fee for Communications Equipment Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Computers Portfolio has been removed.

Effective December 18, 2017, the redemption fee for Semiconductors Portfolio has been removed.

Effective July 1, 2017, the supplemental benchmark index for Computers Portfolio will change from Fidelity Computers & Peripherals Linked Index℠ to FactSet Computers & Peripherals Linked Index.

The following information replaces similar information for Computers Portfolio in the "Fund Summary" section under the "Principal Investment Risks" header.

  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective December 1, 2017, the following information replaces similar information for Computers Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Christopher Lin (lead portfolio manager) has managed the fund since January 2013.

Caroline Tall (co-manager) has managed the fund since December 2017.

Effective December 1, 2017, the following information replaces the biographical information for Computers Portfolio found in the "Fund Services" section under the heading "Portfolio Manager(s)".

Christopher Lin is lead portfolio manager of Computers Portfolio, which he has managed since January 2013. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Lin has worked as a research analyst and portfolio manager.

Caroline Tall is co-manager of Computers Portfolio, which she has managed since December 2017. Since joining Fidelity Investments in 2009, Ms. Tall has worked as a research associate, research analyst, and portfolio manager.

SELTEC-17-06 1.918659.122	November 17, 2017